Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of minimum rentals payable under all non-cancelable operating leases
Year ending December 31:
2022	$1,714
2023	1,696
2024	1,692
2025	1,748
2026	1,748
Later years	3,832
Total minimum payments required	$12,430